SPIRIT OF AMERICA INVESTMENT FUND, INC.

SUPPLEMENT DATED MARCH 1, 2013 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS DATED APRIL 29, 2012, AS AMENDED,

(CLASS A AND CLASS B SHARES)

EFFECTIVE AS OF MARCH 1, 2013, PLEASE REPLACE THE LAST PARAGRAPH IN THE PRINCIPAL INVESTMENT STRATEGY FOR THE REAL ESTATE FUND ON PAGE 2 OF THE PROSPECTUS WITH THE FOLLOWING:

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations, master limited partnerships (“MLPs”) and short-term investments.

EFFECTIVE AS OF MARCH 1, 2013, PLEASE ADD THE FOLLOWING RISK AS AN ADDITIONAL BULLET POINT IN THE SECTION TITLED, “PRINCIPAL RISKS OF INVESTING IN THE REAL ESTATE FUND” ON PAGE 2 OF THE PROSPECTUS OF THE REAL ESTATE FUND:

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MLP Risk, which is the risk of investing in Master Limited Partnerships (“MLPs”), involve risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

EFFECTIVE AS OF MARCH 1, 2013, PLEASE REPLACE THE FIRST PARAGRAPH IN THE PRINCIPAL INVESTMENT STRATEGY FOR THE VALUE FUND ON PAGE 6 OF THE PROSPECTUS WITH THE FOLLOWING:

The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of $5 billion or greater at the time of purchase. Using the “value” approach, the Adviser buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends. The Value Fund may also invest in Master Limited Partnerships (“MLPs”).

EFFECTIVE AS OF MARCH 1, 2013, PLEASE ADD THE FOLLOWING RISK AS AN ADDITIONAL BULLET POINT IN THE SECTION TITLED, “PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND” ON PAGE 6 OF THE PROSPECTUS OF THE VALUE FUND:

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MLP Risk, which is the risk of investing in Master Limited Partnerships (“MLPs”), involve risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

EFFECTIVE AS OF MARCH 1, 2013, PLEASE REPLACE THE LAST PARAGRAPH IN THE PRINCIPAL INVESTMENT STRATEGY FOR THE INCOME FUND ON PAGE 15 OF THE PROSPECTUS WITH THE FOLLOWING:

Consistent with its objective, the Income Fund may invest in other securities, including futures, options and swaps. The Income Fund may also invest in Master Limited Partnerships (“MLPs”), equity securities of dividend paying companies and private placements.

EFFECTIVE AS OF MARCH 1, 2013, PLEASE ADD THE FOLLOWING RISKS AS ADDITIONAL BULLET POINTS IN THE SECTION TITLED, “PRINCIPAL RISKS OF INVESTING IN THE INCOME FUND” ON PAGES 15, 16 AND 17 OF THE PROSPECTUS OF THE INCOME FUND:

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MLP Risk, which is the risk of investing in Master Limited Partnerships (“MLPs”), involve risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

—	Dividend Risk, which is the risk that there can be no assurance that a dividend-paying company will continue to make regular dividend payments.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE REAL ESTATE FUND” PLEASE REPLACE THE LAST SENTENCE IN THE SECTION TITLED “GENERAL” ON PAGE 19 OF THE PROSPECTUS WITH THE FOLLOWING:

The Real Estate Fund may also invest in equity securities of real estate industry companies, mortgage-backed securities, Master Limited Partnerships (“MLPs”) and investment grade taxable municipal obligations.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE REAL ESTATE FUND” PLEASE ADD THE FOLLOWING LANGUAGE TO THE END OF THE RISKS SECTION ON PAGE 20 OF THE PROSPECTUS:

Master Limited Partnerships.    Investing in Master Limited Partnerships (“MLPs”), which are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources, involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. Moreover, energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

—	fluctuations in commodity prices;

—	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

—	new construction risks and acquisition risk which can limit growth potential;

—	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

—	depletion of the natural gas reserves or other commodities if not replaced;

—	changes in the regulatory environment;

—	extreme weather;

—	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

—	threats of attack by terrorists.

In addition, MLPs carry tax risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Real Estate Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Real Estate Fund and lower income.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE VALUE FUND” PLEASE REPLACE THE FIRST PARAGRAPH IN THE SECTION TITLED “GENERAL” ON PAGE 22 OF THE PROSPECTUS:

The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. In order to achieve current income, the Value Fund will invest in equity securities with a proven history of paying consistent dividends. The Value Fund may also invest in Master Limited Partnerships (“MLPs”).

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE VALUE FUND” PLEASE ADD THE FOLLOWING SECTION TITLED, “MASTER LIMITED PARTNERSHIPS” IMMEDIATELY FOLLOWING THE SECTION TITLED, “VALUE INVESTING” TO PAGE 22 OF THE PROSPECTUS:

Master Limited Partnerships.    Investing in Master Limited Partnerships (“MLPs”), which are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources, involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. Moreover, energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

—	fluctuations in commodity prices;

—	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

—	new construction risks and acquisition risk which can limit growth potential;

—	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

—	depletion of the natural gas reserves or other commodities if not replaced;

—	changes in the regulatory environment;

—	extreme weather;

—	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

—	threats of attack by terrorists.

In addition, MLPs carry tax risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Value Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Value Fund and lower income.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE INCOME FUND” PLEASE REPLACE THE LAST SENTENCE IN THE SECTION TITLED “GENERAL” ON PAGE 27 OF THE PROSPECTUS WITH THE FOLLOWING:

Consistent with its objective, the Income Fund may invest in other securities, including futures, options and swaps. The Income Fund may also invest in Master Limited Partnerships (“MLPs”), equity securities of dividend-paying companies and private placements.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE INCOME FUND” PLEASE REPLACE THE RISK REFERENCED AS “EQUITY RISK” WITH THE FOLLOWING LANGUAGE FOUND ON PAGE 29 OF THE PROSPECTUS:

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Equity Risk, which is to the extent that the Income Fund invests in common and/or preferred stock, it may be subject to the risks of changing economic, stock market, sector, industry and company conditions.

EFFECTIVE AS OF MARCH 1, 2013, IN THAT PORTION OF THE PROSPECTUS WITH THE HEADING, “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE INCOME FUND” PLEASE ADD THE FOLLOWING NON-PRINCIPAL RISKS TO PAGE 29 OF THE PROSPECTUS (IMMEDIATELY FOLLOWING THE CONVERTIBLE SECURITIES RISK):

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MLP Risk, which is the risk that investing in Master Limited Partnerships (“MLPs”), which are publicly traded partnerships typically engaged in the transport, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources, involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus. Moreover, energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

¡	fluctuations in commodity prices;

¡	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

¡	new construction risks and acquisition risk which can limit growth potential;

¡	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

¡	depletion of the natural gas reserves or other commodities if not replaced;

¡	changes in the regulatory environment;

¡	extreme weather;

¡	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

¡	threats of attack by terrorists.

In addition, MLPs carry tax risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Income Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Income Fund and lower income.

—	Dividend Risk, which is the risk that there can be no assurance that a dividend-paying company will continue to make regular dividend payments.